Condensed Financial Information (Parent Company Only) - Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	May 03, 2021	Apr. 06, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 362,112					$ 84,633				$ 46,889
Total current assets	469,424					190,084				129,599
Non-current assets:
Related party receivables						0				4,030
Other non-current assets	3,384					4,475				5,669
Total non-current assets	162,637					138,885				140,606
Total assets	632,061					328,969				270,205
Current liabilities:
Total current liabilities	187,242					146,938				115,220
Total current liabilities	187,242					146,938				115,220
Non-current liabilities:
Total non-current liabilities	39,824					38,379				47,529
Total non-current liabilities	39,824					38,379				47,529
Total liabilities	227,066					185,317				162,749
Stockholders’ equity:
Common stock	1,062					960				959
Additional paid-in capital	605,667					165,666				160,375
Accumulated deficit	(196,129)					(19,878)				(51,122)
Total stockholders’ equity	404,995	$ 389,471			$ 149,369	143,652	$ 135,052	$ 118,223	$ 112,906	107,456	$ 86,040	$ 81,682
Total liabilities and stockholders’ equity	632,061					328,969				270,205
Commitments and contingencies (Note 11)
Common stock, par value (in usd per share)	$ 0.01		$ 0.01	$ 0.01		$ 0.01				$ 0.01
Common stock, shares authorized (in share)	1,000,000,000			1,000,000,000		150,000,000				150,000,000
Common stock, shares issued (in usd per share)	106,234,792					95,985,817				95,931,549
Common stock, shares outstanding (in usd per share)	106,234,792					95,985,817				95,931,549
Total Stockholders’ Equity attributable to Privia Health Group, Inc.
Current assets:
Cash and cash equivalents						$ 466				$ 1,501
Total current assets						466				1,501
Non-current assets:
Related party receivables						0				4,030
Investment in sub						146,158				114,212
Other non-current assets						124				125
Total non-current assets						146,282				118,367
Total assets						146,748				119,868
Current liabilities:
Total current liabilities						0				3,456
Total current liabilities						0				3,456
Non-current liabilities:
Total non-current liabilities						0				6,200
Total non-current liabilities						0				6,200
Total liabilities						0				9,656
Stockholders’ equity:
Common stock						960				959
Additional paid-in capital						165,666				160,375
Accumulated deficit						(19,878)				(51,122)
Total stockholders’ equity						146,748				110,212
Total liabilities and stockholders’ equity						$ 146,748				$ 119,868